Offsetting of financial assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Asset Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Asset Before Netting Agreements	$ 25,361	$ 34,793
Derivative Asset, Fair Value, Gross Liability	0	0
Derivative Fair Value Of Derivative Asset Amount Not Offset Against Collateral	25,361	34,793
Derivative Asset Fair Value Gross Liability Not Offset	320	1,220
Derivative Collateral Obligation To Return Securities	0	0
Derivative Collateral Obligation to Return Cash That Not Exceed Net Amount Presented	0	0
Derivative Fair Value Of Derivative Asset Amount Offset Against Collateral	25,041	33,573
Securities Purchased Under Agreements To Resell Amount Offset Against Collateral [Abstract]
Securities Purchased Under Agreements To Resell Gross	151,134	175,965
Securities Purchased Under Agreements To Resell Liability	0	0
Securities Purchased Under Agreements To Resell Securities Borrowed	151,134	175,965
Securities Purchased Under Agreements To Resell Not Offset	0	0
Securities Purchased Under Agreements To Resell Collateral Obligation To Return Securities	151,134	175,965
Securities Purchased Under Agreements To Resell Collateral Obligation To Return Cash	0	0
Securities Purchased under Agreements to Resell, Amount Offset Against Collateral, Total	0	0
Offsetting Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed [Abstract]
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Gross	176,495	210,758
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Liability	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed	176,495	210,758
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Liability Not Offset	320	1,220
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Collateral Obligation To Return Securities	151,134	175,965
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Collateral Obligation To Return Cash	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Amount Offset Against Collateral	$ 25,041	$ 33,573